FEDERATED FIXED INCOME SECURITIES, INC.

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 18, 2019

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       FEDERATED FIXED INCOME SECURITIES, INC. (the “Fund”)

Federated Municipal Ultrashort Fund

Class A Shares

Institutional Shares

Class R6 shares

1933 Act File No. 33-43472

1940 Act File No. 811-6447

Dear Sir or Madam:

Post-Effective Amendment No. 94 under the Securities Act of 1933 and Amendment No. 94 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Fund is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Fund’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective May 29, 2019 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add Class R6 shares.

This Fund may be marketed through banks, savings associations or credit unions.

If you have any questions on the enclosed material, please contact me at (724) 720-8828.

Very truly yours,

/s/ Terri L. Kerr

Terri L. Kerr

Senior Paralegal

Enclosures